N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
Entity Central Index Key	0000942323
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within six (6) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn. The specified date referenced in the preceding sentence is the Account Year of withdrawal minus the Account Year of Purchase Payments.

For example, if you make an early withdrawal from a Texas K-12 TSA Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•    For processing a partial withdrawal.

•    For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•    If you take a loan from your Account Value, you may be subject to the following charges:

•    A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and

•    A loan processing fee.

•    Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE – Transaction Expenses,” “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract Class)	1.40%[1,2]	1.477%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.10%[3]	1.46%[3]
	Optional One-Year Step-Up Death Benefit (as a percentage of average Account Value)	0.15%[4]	0.15%[4]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.077%; and (4) the charge, equal to an annual rate of 0.15%, for the optional One-Year Step Up (Reset) Death Benefit. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.
FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,489	Highest Annual Cost Estimate: $2,605

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No sales charges or advisory fees; and

•   No additional purchase payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive optional benefit cost;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional purchase payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within six (6) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn. The specified date referenced in the preceding sentence is the Account Year of withdrawal minus the Account Year of Purchase Payments.

For example, if you make an early withdrawal from a Texas K-12 TSA Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•    For processing a partial withdrawal.

•    For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•    If you take a loan from your Account Value, you may be subject to the following charges:

•    A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and

•    A loan processing fee.

•    Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE – Transaction Expenses,” “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract Class)	1.40%[1,2]	1.477%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.10%[3]	1.46%[3]
	Optional One-Year Step-Up Death Benefit (as a percentage of average Account Value)	0.15%[4]	0.15%[4]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.077%; and (4) the charge, equal to an annual rate of 0.15%, for the optional One-Year Step Up (Reset) Death Benefit. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
[4]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.
FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,489	Highest Annual Cost Estimate: $2,605

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No sales charges or advisory fees; and

•   No additional purchase payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive optional benefit cost;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional purchase payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.477%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.077%; and (4) the charge, equal to an annual rate of 0.15%, for the optional One-Year Step Up (Reset) Death Benefit. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.46%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Optional Benefits Footnotes [Text Block]	As a percentage of the daily value of amounts invested in the Subaccounts. This fee will be charged monthly.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $1,489	Highest Annual Cost Estimate: $2,605

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Fees and expenses of least expensive Fund;

•   No optional benefits

•   No sales charges or advisory fees; and

•   No additional purchase payments transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive optional benefit cost;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional purchase payments, transfers or withdrawals

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 1,489
Highest Annual Cost [Dollars]	$ 2,605
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Insurance Company Risks

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•    We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.

•    Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit;

•    Some Subaccounts and Fixed Interest Options may not be available in all Contracts or in some states. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;

•    There are certain restrictions on transfers into and between the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT” and “CONTRACT PURCHASE AND PARTICIPATION.”

Optional Benefit Restrictions [Text Block]

•    We may discontinue or restrict the availability of an optional benefit;

•    Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•    If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT,” “DEATH BENEFIT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS.”

Tax Implications [Text Block]

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payments under the Contract.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[5] (as a percentage of amount withdrawn, if applicable)
Applicable to Texas K-12 TSA Contracts	8.00%
Applicable to all other Contracts	7.00%
Partial Withdrawal Processing Fee[6]	$25.00
Transfer Charge[7]	$25.00
Premium Tax[8]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[5]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge applies to each Purchase Payment and reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[6]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[7]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[8]	We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

Annual Contract Expenses

Maximum Annual Maintenance Fee[9]	$30.00
Base Contract Expenses[10] (as a percentage of average Account Value)	1.55%
Loan Processing Fee[11]	$25.00
Loan Interest Rate Spread (per annum)[12]	3.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.10%	1.46%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[9]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000. We also reserve the right to waive this charge when the annual Purchase Payments, less any cumulative partial withdrawals, equals or exceeds $5,000.
[10]	The mortality and expense risk charge included in the Base Contract Expenses compensates us for the mortality and expense risks we assume under the Contract. The Base Contract Expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts and a charge for the Optional One-Year Step Up (Reset) Death Benefit equal to 0.15%. See “CHARGES AND FEES – Periodic Fees and Charges.”
[11]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
[12]	This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “Loans ‒ Things to Consider Before Initiating a Loan.”

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Early Withdrawal Charge[5] (as a percentage of amount withdrawn, if applicable)
Applicable to Texas K-12 TSA Contracts	8.00%
Applicable to all other Contracts	7.00%
Partial Withdrawal Processing Fee[6]	$25.00
Transfer Charge[7]	$25.00
Premium Tax[8]	0.00% to 4.00%

Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge applies to each Purchase Payment and reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 25.00
Exchange Fee, Footnotes [Text Block]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Maximum Annual Maintenance Fee[9]	$30.00
Base Contract Expenses[10] (as a percentage of average Account Value)	1.55%
Loan Processing Fee[11]	$25.00
Loan Interest Rate Spread (per annum)[12]	3.00%

Administrative Expense, Maximum [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000. We also reserve the right to waive this charge when the annual Purchase Payments, less any cumulative partial withdrawals, equals or exceeds $5,000.
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge included in the Base Contract Expenses compensates us for the mortality and expense risks we assume under the Contract. The Base Contract Expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts and a charge for the Optional One-Year Step Up (Reset) Death Benefit equal to 0.15%. See “CHARGES AND FEES – Periodic Fees and Charges.”
Optional Benefit Expense, Maximum [Dollars]	$ 25.00
Optional Benefit Expense, Footnotes [Text Block]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
Other Annual Expense (of Other Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.10%	1.46%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022)
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	1.46%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1) The Account Value on the Claim Date less any outstanding loan balance;

(2) The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3) The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

		Standard	No additional fee for this death benefit.

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1) Is the Account Value on the Claim Date less any outstanding loan balance; or

(2) Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
One-Year Step Up (Reset) Death Benefit	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.	Optional	0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis.

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•    Owned by a non-Natural Person; and

•    Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•    Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•    Your Account Value must be at least $10,000 in order to participate in this program;

•    Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•    Changes such as Fund mergers, substitutions or closures may affect the program;

•    We reserve the right to discontinue, modify or suspend this program;

•    We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

An advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fee deducted reduces the amount of death benefit – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Optional One-Year Step Up (Reset) Death Benefit

For an additional charge you can purchase, by Contract endorsement, an optional benefit that enables you to change the sixth Account Anniversary immediately preceding your death, in option (3) above, to the Account Anniversary immediately preceding your death. The death benefit determined based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death. It may be possible that you will not realize any benefit from the purchase of this endorsement. The charge for this optional benefit is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis. This optional benefit is not available on Contracts issued in the States of Texas and Vermont.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1) The Account Value on the Claim Date less any outstanding loan balance;

(2) The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3) The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

		Standard	No additional fee for this death benefit.

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1) Is the Account Value on the Claim Date less any outstanding loan balance; or

(2) Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
One-Year Step Up (Reset) Death Benefit	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.	Optional	0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis.

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•    Owned by a non-Natural Person; and

•    Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•    Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•    Your Account Value must be at least $10,000 in order to participate in this program;

•    Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•    Changes such as Fund mergers, substitutions or closures may affect the program;

•    We reserve the right to discontinue, modify or suspend this program;

•    We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

An advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fee deducted reduces the amount of death benefit – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Optional Benefit Expense, Maximum [Dollars]	$ 25.00
Optional Benefit Expense, Footnotes [Text Block]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Optional One-Year Step Up (Reset) Death Benefit

For an additional charge you can purchase, by Contract endorsement, an optional benefit that enables you to change the sixth Account Anniversary immediately preceding your death, in option (3) above, to the Account Anniversary immediately preceding your death. The death benefit determined based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death. It may be possible that you will not realize any benefit from the purchase of this endorsement. The charge for this optional benefit is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Subaccounts, charged on a monthly basis. This optional benefit is not available on Contracts issued in the States of Texas and Vermont.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

If you (for Contracts owned by a Natural Person), or the Annuitant (for Contracts owned by a non-Natural Person in connection with a 457 plan) die prior to the Income Phase, the person you have chosen to be your Beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the Account Value on the Claim Date less any outstanding loan balance; (2) the sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or (3) the Account Value on the sixth Account Anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that Account Anniversary. If you or the Annuitant, as described above, die after age 80, your Beneficiary will receive the greater of (1) or (2) above.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the Optional One-Year Step Up (Reset) Death Benefit be purchased.

For Contracts owned by a Natural Person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Calculation Method of Benefit [Text Block]

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.60%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.54%	-16.50%	.83%	11.54%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.79%	-20.79%	-1.03%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.24%	1.44%	1.08%	0.64%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	10.06%	5.48%	9.09%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	11.20%	1.25%	3.51%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	Effective December 19, 2007, this Fund was closed to new investments (including loan repayments) and any transfers from other investment options.
[16]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	-3.74%	7.99%	9.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-4.94%	0.59%	0.74%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	0.99%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.70%	-18.51%	8.40%	12.09%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	0.56%	2.32%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	-8.33%	5.90%	9.94%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	-3.22%	7.24%	9.91%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.60%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.54%	-16.50%	.83%	11.54%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.79%	-20.79%	-1.03%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.24%	1.44%	1.08%	0.64%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	10.06%	5.48%	9.09%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	11.20%	1.25%	3.51%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	Effective December 19, 2007, this Fund was closed to new investments (including loan repayments) and any transfers from other investment options.
[16]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	-3.74%	7.99%	9.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-4.94%	0.59%	0.74%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	0.99%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.70%	-18.51%	8.40%	12.09%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	0.56%	2.32%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	-8.33%	5.90%	9.94%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	-3.22%	7.24%	9.91%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

American Funds Insurance Series® – Growth Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds Insurance Series® – Growth-Income Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth-Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds Insurance Series® – International Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – International Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
Fidelity® VIP Contrafund Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity® VIP Equity-Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Fidelity® VIP Government Money Market Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Fidelity® VIP Investment Grade Bond Portfolio (Initial class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio (Initial class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Neuberger Berman AMT Sustainable Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
PIMCO Real Return Portfolio (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Pioneer High Yield VCT Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return through a combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Pioneer High Yield VCT Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)[15]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Voya Global High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class I)[16]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
Voya Government Liquid Assets Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high level of current income consistent with the preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Voya Government Liquid Assets Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	0.61%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Voya High Yield Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(19.04%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	9.73%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	1.61%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[17]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(8.90%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Voya International Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(14.59%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(30.66%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Voya Limited Maturity Bond Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Portfolio Company Name [Text Block]	Voya Limited Maturity Bond Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(4.94%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	0.74%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(25.12%)
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]
Voya Russell Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(30.03%)
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	14.36%
Voya Russell Large Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(20.07%)
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Voya Russell Mid Cap Growth Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(23.09%)
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	7.74%
Voya Solution 2025 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class S)[18]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.46%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Voya Solution 2035 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class S)[19]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(18.62%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Voya Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class S)[19]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.50%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Voya Solution Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)[19]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Voya Strategic Allocation Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Conservative Portfolio (Class I)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.46%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Voya Strategic Allocation Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Growth Portfolio (Class I)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Voya Strategic Allocation Moderate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Portfolio Company Name [Text Block]	Voya Strategic Allocation Moderate Portfolio (Class I)[20]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.16%)
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	5.92%
Voya U.S. Stock Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya U.S. Stock Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.26%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(5.60%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.79%
VY® Baron Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(23.69%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	11.95%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Clarion Securities LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(24.95%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.65%
VY® Columbia Contrarian Core Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(18.51%)
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	12.09%
VY® Invesco Comstock Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	0.38%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	10.84%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	8.39%
VY® Invesco Global Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Invesco Global Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(31.93%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	7.84%
VY® Invesco Growth and Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	VY® Invesco Growth and Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(26.11%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	2.32%
VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)[21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	9.94%
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(17.76%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.06%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.18%)
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	10.64%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(24.34%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.04%
VY® T. Rowe Price Equity Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(3.22%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	9.91%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(40.66%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn**
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.21%
One-Year Step Up (Reset) Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	One-Year Step Up (Reset) Death Benefit
Purpose of Benefit [Text Block]	To change the sixth Account Anniversary immediately preceding your death to the Account Anniversary immediately preceding your death.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

The death benefit based on the Account Anniversary immediately preceding your death may be more or less than the amount of the death benefit determined based on the sixth Account Anniversary immediately preceding your death.

This optional benefit is not available on Contracts:

•    Owned by a non-Natural Person; and

•    Issued in the States of Texas and Vermont. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit [Text Block]	One-Year Step Up (Reset) Death Benefit
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•    Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit [Text Block]	Dollar Cost Averaging
Automatic Reallocation Program (“Asset Rebalancing”) [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Reallocation Program (“Asset Rebalancing”)
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•    Your Account Value must be at least $10,000 in order to participate in this program;

•    Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•    Changes such as Fund mergers, substitutions or closures may affect the program;

•    We reserve the right to discontinue, modify or suspend this program;

•    We reserve the right to limit the number of transfers made under the program; and

The Account Value in Fixed Account C is not eligible for participation in this program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Name of Benefit [Text Block]	Automatic Reallocation Program (“Asset Rebalancing”)
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your Contract without moving into the Income Phase.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $300. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Name of Benefit [Text Block]	Systematic Withdrawals
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.
Standard Benefit Expense (of Other Amount), Current [Percent]	3.00%
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

An advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Name of Benefit [Text Block]	Loans
Deduction of Advisory Fees from Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fee deducted reduces the amount of death benefit – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]

To pay a death benefit equal to the greatest of (1), (2) or (3) where:

(1) The Account Value on the Claim Date less any outstanding loan balance;

(2) The sum of all Purchase Payments, adjusted for any amounts deducted from your account; or

(3) The Account Value on the sixth Account Anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that Account Anniversary.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If your Contract is a Qualified Contract owned by a Natural Person and if you or the Annuitant die after age 80, your Beneficiary will receive the greater of (1) or (2), where:

(1) Is the Account Value on the Claim Date less any outstanding loan balance; or

(2) Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account.

If your Contract is a nonqualified Contract owned by a non-Natural Person and the Annuitant dies, the Beneficiary will receive the Account Value only.

For Contracts owned by a Natural Person, if the Annuitant dies and if the Annuitant is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no death benefit will be payable.

Name of Benefit [Text Block]	Standard Death Benefit
Applicable to Texas K-12 TSA Contracts [Member]
Prospectus:
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,550	$14,322	$18,189	$33,390

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,550
Surrender Expense, 3 Years, Maximum [Dollars]	14,322
Surrender Expense, 5 Years, Maximum [Dollars]	18,189
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,390
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,117	$9,530	$16,190	$33,390

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,117
No Surrender Expense, 3 Years, Maximum [Dollars]	9,530
No Surrender Expense, 5 Years, Maximum [Dollars]	16,190
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,390
Applicable to All Other Contracts [Member]
Prospectus:
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,550	$14,322	$18,189	$33,390

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,550
Surrender Expense, 3 Years, Maximum [Dollars]	14,322
Surrender Expense, 5 Years, Maximum [Dollars]	18,189
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,390
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,117	$9,530	$16,190	$33,390

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,117
No Surrender Expense, 3 Years, Maximum [Dollars]	9,530
No Surrender Expense, 5 Years, Maximum [Dollars]	16,190
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,390